Document and Entity Information	0 Months Ended
Jun. 20, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jun. 20, 2014
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Jun. 20, 2014
Document Effective Date	Jun. 20, 2014
Prospectus Date	Aug. 28, 2013
MFS Lifetime Retirement Income Fund | A
Risk/Return:
Trading Symbol	MLLAX
MFS Lifetime Retirement Income Fund | B
Risk/Return:
Trading Symbol	MLLBX
MFS Lifetime Retirement Income Fund | C
Risk/Return:
Trading Symbol	MLLCX
MFS Lifetime Retirement Income Fund | I
Risk/Return:
Trading Symbol	MLLIX
MFS Lifetime Retirement Income Fund | R1
Risk/Return:
Trading Symbol	MLLEX
MFS Lifetime Retirement Income Fund | R2
Risk/Return:
Trading Symbol	MLLGX
MFS Lifetime Retirement Income Fund | R3
Risk/Return:
Trading Symbol	MLLHX
MFS Lifetime Retirement Income Fund | R4
Risk/Return:
Trading Symbol	MLLJX